SCHEDULE OF RECLASSIFICATION OF CONSOLIDATED BALANCE SHEETS (Details) - USD ($)	Jun. 30, 2026	Jun. 30, 2025
Prepayments and other current assets	$ 187,207	$ 79,822
Total current assets	8,496,595	17,053,808
Prepayments and other non-current assets	2,963,329	3,417,866
Total non-current assets	$ 85,625,462	99,792,778
Previously Reported [Member]
Prepayments and other current assets		3,497,688
Total current assets		20,471,674
Prepayments and other non-current assets
Total non-current assets		96,374,912
Revision of Prior Period, Reclassification, Adjustment [Member]
Prepayments and other current assets		(3,417,866)
Total current assets		(3,417,866)
Prepayments and other non-current assets		3,417,866
Total non-current assets		$ 3,417,866